Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2023	$ 115,147		$ 7,323	$ 19,398	$ (9)	$ (231)	$ 81,059	$ 7,508	$ 115,048	$ 99	$ (1,860)	$ 6,612	$ 2,756
Changes in equity
Issues of share capital and other equity instruments	1,502		750	758			(6)		1,502
Redemption of preferred shares and other equity instruments	(21)		(23)				2		(21)
Sales of treasury shares and other equity instruments	1,340				113	1,227			1,340
Purchases of treasury shares and other equity instruments	(1,203)				(123)	(1,080)			(1,203)
Share-based compensation awards	8	$ 38					8		8
Dividends on common shares	(1,944)						(1,944)		(1,944)
Dividends on preferred shares and distributions on other equity instruments	(59)						(58)		(58)	(1)
Other	12						12		12
Net income	3,582						3,580		3,580	2
Total other comprehensive income (loss), net of taxes	(1,876)						(604)	(1,269)	(1,873)	(3)	739	(1,225)	(783)
Balance at end of period at Jan. 31, 2024	116,488		8,050	20,156	(19)	(84)	82,049	6,239	116,391	97	(1,121)	5,387	1,973
Balance at beginning of period at Oct. 31, 2024	127,192		9,020	21,013	11	(61)	88,608	8,498	127,089	103	(897)	7,128	2,267
Changes in equity
Issues of share capital and other equity instruments	1,408		1,396	22			(10)		1,408
Common shares purchased for cancellation	(338)	(29)		(29)			(309)		(338)
Sales of treasury shares and other equity instruments	2,104				510	1,594			2,104
Purchases of treasury shares and other equity instruments	(2,149)				(533)	(1,616)			(2,149)
Share-based compensation awards	13	$ 22					13		13
Dividends on common shares	(2,092)						(2,092)		(2,092)
Dividends on preferred shares and distributions on other equity instruments	(132)						(118)		(118)	(14)
Other	(11)						(11)		(11)
Net income	5,131						5,129		5,129	2
Total other comprehensive income (loss), net of taxes	2,137						(456)	2,588	2,132	5	121	1,958	509
Balance at end of period at Jan. 31, 2025	$ 133,263		$ 10,416	$ 21,006	$ (12)	$ (83)	$ 90,754	$ 11,086	$ 133,167	$ 96	$ (776)	$ 9,086	$ 2,776